Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2018
Registrant Name	dei_EntityRegistrantName	FEDERATED HIGH INCOME BOND FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000225318
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 25, 2018
Document Effective Date	dei_DocumentEffectiveDate	May 29, 2018
Prospectus Date	rr_ProspectusDate	May 31, 2018